Offerings - Offering: 1	Oct. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	5.7050
Maximum Aggregate Offering Price	$ 34,230,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,240.61
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the Registrant’s Class A common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s Class A common stock. Shares of Class A common stock represents the number of shares reserved for issuance under the SoundHound AI, Inc. 2024 Employment Inducement Incentive Award Plan employees of the Registrant as an inducement material to entry into employment with the Registrant, in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on $5.71, the average of the high and low sales price of a share of Class A common stock as reported on the Nasdaq Global Market on October 30, 2024.